3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (m) Leases (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Details
Operating Lease, Expense	$ 77,280	$ 93,406